(FRONTIER FUNDS, INC. LOGO)

Date ---------------------------------------                ACCOUNT APPLICATION
MAIL TO: Frontier Funds, Inc.,
Equity Fund c/o Star Bank, N.A.
Location 0222,
Cincinnati, OH   45264-0222

Make Check payable to Frontier Funds, Inc., Equity Fund
This application cannot be used for any modification of an existing account; or any registration other than those stated below. This application also cannot be used to establish an Individual Retirement Account (IRA). To obtain an IRA application, or forms to modify your account, call 1-800-231-2901.
In accordance with the account provisions set forth in the Prospectus for the fund selected, which I acknowledge receiving; Freedom Investors, Corp. is authorized to act as Agent for the Investment Dealer named below in the purchase of shares to establish an account in accordance with the instructions on this application.

APPLICATIONS WHICH ARE NOT COMPLETE MAY BE REJECTED.

   MAIL COMPLETED APPLICATION TO:  FRONTIER FUNDS, INC. C/O STAR BANK, N.A.,
                   LOCATION 0222, CINCINNATI, OH  45264-0222

PLEASE PRINT
NAME OF DEPOSITOR(S) (AS SHOWN ON BANK RECORDS)-------------------------------

As a convenience to us the depositor(s), we hereby request and authorize you to pay and charge to our account ACH debits or pre-authorized checks drawn on our account by Star Bank, N.A. as custodian for Frontier Funds, Inc. and payable to the order of any of the Frontier Funds, Inc. provided there are sufficient collected funds in said account to pay the same upon presentation. We agree that your rights with respect to each such check shall be the same as if it were a check drawn on you and signed personally by each of us. This authority is to remain in effect until revoked by us in writing to you, and until you actually receive such notice, we agree that you shall by fully protected in honoring any such checks.

We further agree that if any such check be dishonored, whether with or without cause and whether intentionally or inadvertently, you shall be under no liability.

----------------------   -----------------------------------------------------
Name of Bank   Signature of Depositor (signed exactly as shown on bank records)

-----------------------   ----------------------------------------------------
Bank Account No.  Signature of Depositor (signed exactly as shown on bank records)

------------------------------------------------------------   ---------------
Address                                                           Date Signed

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City, State, Code of Bank

1  INITIAL INVESTMENT
---  FRONTIER FUNDS, INC. EQUITY FUND
The minimum initial investment for each fund is $1,000.00. Please make your check payable to Frontier Funds, Inc.
                                                    $  -----------------------

2  DISTRIBUTION OPTION

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS WILL BE REINVESTED IN SHARES UNLESS
  OTHERWISE CHECKED BELOW.
---  Pay my Dividends in cash and reinvest my Capital Gain Distributions in shares.
---  Pay my Dividends and Capital Gain Distributions in cash.
---  Special Payee/Address for cash Dividends if different from registration.

Name of Payee----------------------------------------------------------------

Address-----------------------------------------------------------------------

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City ---------------------------------  State  ---------------  Zip  ---------

3  ACCOUNT REGISTRATION

NAME(S) SHOULD APPEAR EXACTLY AS THE ACCOUNT IS TO BE REGISTERED. The account of two or more co-owners will be registered as "joint tenants with right of survivorship" unless another form of ownership is specified. If Trust, provide Trustee and date of Trust.

---  Individual --------------------------------------------------------------

---  Joint Tenant ------------------------------------------------------------

---  Custodian ---------------------------------------------------------------

---  Other -------------------------------------------------------------------

Mailing Address:

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Street

-------------------------------------------   --------------   ---------------
City                                          State            Zip

TAXPAYER IDENTIFICATION NUMBER --------------------------------
                                        (Required)
U.S. CITIZEN    ---  Yes      ---  No

4  AUTOMATIC INVESTMENT PLAN

(If Plan is requested, attach voided check here.) Authorization for Frontier
 Funds, Inc. to make withdrawals on the bank account indicated below.
Beginning on approximately the --- 20th of ----------------- and on the Month same day each --- month or --- quarter thereafter. Initial date must be at least 30 days from application date. Credit Unions may not be eligible.

Name of Bank------------------------------------------------------------------

Address-----------------------------------------------------------------------

City ----------------------------------- State ------------- Zip -------------

Bank Account #----------------------------------------------------------------

Amount------------------------------------------------------------------------

5  SYSTEMATIC WITHDRAWAL PLAN
(COMPLETE ONLY IF SYSTEMATIC WITHDRAWAL PLAN IS SELECTED.)

Minimum Account Value Requirement: Please check Prospectus of the selected fund. You are authorized to redeem in accordance with the terms of the Prospectus., sufficient shares to realize the amount indicated below at the net asset value in effect on the date of redemption. You are directed to make Systematic Withdrawal Payments in the amount of$ ---------------------.

Monthly Commencing ----------------  Quarterly Commencing --------------------
                       Month                                     Month
NOTE-Provide the following information only if name of Payee is different from Account Registration.

Payable to--------------------------------------------------------------------
                 Payee's Name or Bank

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Bank Account Number

------------------------------------------------------------------------------
Street

-----------------------------------------   -----------------   --------------
City                                         State               Zip

6  RIGHT OF ACCUMULATION/OR LETTER OF INTENTION

  For Right of Accumulation and/or Letter of Intention purposes, the account being established qualifies for NO sales charge. If claiming NOsales charge (See "Sales Charge" section in the Prospectus) please indicate your accounts below:
--- My account(s) qualifies for NOsales charge under Right of Accumulation. --- My account(s) qualifies under a Letter of Intention in the amount of
  $-----------------------. If requesting a Letter of Intention, please complete the Letter of Intention set forth on the reverse of this application.

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Account Name

------------------------------             -----------------------------------
Account Number                              Name of Fund

                      PLEASE COMPLETE AUTHORIZATION BELOW.

7  CERTIFICATION AND SIGNATURE

The undersigned certify that they have the power and authority to establish this account and select the privileges requested. The account owners release the Fund and its agents and representatives from all liability and agree to indemnify the same from any and all losses, damages or costs for acting in good faith in accordance with the privileges selected herein. The undersigned certify that the current prospectus for the Fund selected has been received and read and that the authorizations hereon shall continue until the selected Fund receives written notice of a modification signed by all appropriate parties or a termination signed by any party. This account is subject to the terms of the Fund's prospectus, as amended from time to time, and the terms herein set forth, and is subject to acceptance by the selected Fund and to applicable laws. All terms shall be binding upon the heirs, representatives and assigns of the account owners. Under penalties of perjury, the undersigned hereby certify (1) that the Social Security /Tax Identification Number above is correct and (2) that the account owner is not subject to backup withholding because (a) the undersigned have not been notified of being subject to backup withholding as a result of a failure to report all interest or dividends, or (b) the I.R.S. has provided notification that the account owner is no longer subject to backup withholding (Cross out (2) if it is not correct.)

x------------------------------------------------------------   --------------
    Applicant Signature                                         Date

x------------------------------------------------------------   --------------
  Co-Owner (if Applicable)                                      Date

8  INVESTMENT DEALER FOR COMPLETION BY YOUR INVESTMENT DEALER

  I hereby authorize and direct Freedom Investors, Corp. to act as my Agent in connection with transactions under the Account of the above Purchaser in accordance with the Dealer Agreement on the reverse side of this Application.
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Firm Name                           Address

-------------------   --------------  ----------------------------------------
Dealer Number         Branch Number    Branch Name

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Authorized Signature

---------------------  -------------------------   ---------------------   ---
Representative Number   Representative Last Name       First Name        M.I.

DEALER AGREEMENT
The Dealer guarantees the signature(s) of the applicant(s); that to the best of the Dealer's knowledge and belief the Investor is of full age and is legally competent; that the Dealer may lawfully sell securities in the state which the Investor has designated in such Application as his mailing address; and that in the case of a Systematic Withdrawal Plan that he has reviewed with the applicant(s) the provisions of this Systematic Withdrawal Plan and the rate of withdrawal, and believes that the withdrawals requested are reasonable in light of the Investor's circumstances. The Dealer represents that he has entered into a Dealer's Sales Agreement with Freedom Investors Corp., the Principal Underwriter, and in signing this Application appoints American Data Services, Inc. as his Agent to execute the purchase transactions in accordance with the terms of the Frontier Funds, Inc. Account Application executed by the Investor and the Investor's Withdrawal Plan and to confirm each purchase to the Investor and Dealer. With respect to each purchase, American Data Services, Inc. will remit monthly to the Dealer the amount of his concession.

LETTER OF INTENTION TERMS
1.   A completed Letter of Intention must accompany Account Application.
2. If my total purchases made under this Letter of Intention plus my credit under the "Right of Accumulation" are large enough to qualify for a lower sales charge category than that applicable to the category I have specified, all transactions will be recomputed on the expiration date of the Agreement to effect the lower sales charge. The dealer, by signing this Letter, agrees to return to Frontier Funds, Inc. as part of such retroactive price adjustment, the excess of the commission previously allowed or paid to the dealer over that which is applicable to the actual amount of the total purchases under this Letter of Intention plus my credit under the "Right of Accumulation."
3. In retroactive price adjustment, any difference in sales will be either delivered to me in cash or invested in additional shares at the lower charge, as I so instruct.
4. In order to qualify for the quantity discount under this Agreement, members of my immediate family include spouse, children under 21, or any legal representative of my minor children. Also qualifying for the quantity discount are purchases made by a trustee or other fiduciary of a single trust estate or single fiduciary account, including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Sec. 401 of the Internal Revenue Code.
5. Subject to the terms of Escrow below, each purchase will be made at the current public offering price applicable for the full amount covered by the Letter of Intention, as described in the Prospectus of the Fund.
6. To insure that future purchases will receive a quantity discount, I or my dealer must inform Freedom Investors, Corp. that this statement is in effect each time I make an investment in shares. Whenever I make an additional investment in shares of the Fund, I will make reference to this Letter of Intention when each remittance is forwarded for investment.

TERMS OF ESCROW
1. From my initial purchase (or from subsequent purchases, if necessary) 8% of the minimum dollar amount in the category specified in my Letter of Intention will be held in escrow by American Data Services, Inc. as Transfer Agent under this Letter of Intention, in the form of shares, registered in my name computed to the nearest full share at the public offering price applicable to the initial purchase.
2. All dividends and any capital gain distributions on shares held in escrow will be paid to me or my order.
3. When I complete the minimum investment in the category specified in my Letter of Intention, the shares held in Escrow will remain on deposit unless I instruct that a certificate be delivered to me.
4. If my total purchase within thirteen months under this Letter of Intention plus my credit under the "Right of Accumulation" are less than the amount I have specified, I will remit to Frontier Funds, Inc. any difference between the sales charge on the amount actually purchased and the amount specified in this Letter of Intention.
5. If I do not pay such difference in sales charge within 20 days after written request from Frontier Funds, Inc. or my dealer, American Data Services, Inc. upon instruction from Frontier Funds, Inc. will redeem the appropriate number of shares held in Escrow to realize such differences and release any excess.
6. In signing this Agreement, I hereby irrevocably constitute and appoint American Data Services, Inc. my attorney to surrender for redemption any or all shares held in Escrow with full power of substitution in the premises.

                              LETTER OF INTENTION
I have read and agree to the terms of the Letter of Intention and the terms of Escrow set forth above. Although I am under no obligation to do so, I intend to invest within thirteen months from the date hereof in shares of Frontier Funds, Inc. and aggregated amount (including those shares currently held) equal to the amount checked below.
PLEASE LEGIBLY COMPLETE (PRINT OR TYPE) ALL REQUESTED INFORMATION

1. AMOUNT OF LETTER OF INTENTION
Please check one
---  $5,000,000
PLEASE REFER TO PROSPECTUS FOR APPROPRIATE DISCOUNT LEVELS.

2.  INVESTOR

First Name ----------------- Middle Int'l ---  Last -------------------------

Street Address---------------------------------------------------------------

City------------------------------------ State --------- Zip ----------------

SIGNATURE
Investor Signature ----------------------------------- Date -----------------

3.  OTHER EXISTING ACCOUNTS
 The following accounts qualify under the Letter of Intention:
 (See Letter of Intention Terms -- Item No. 3 -- above.)
                        ACCOUNT NAME AND ACCOUNT NUMBER

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Account Name

--------------------------   -------------------------------------------------
Account Number               Name of Fund

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Account Name

--------------------------   -------------------------------------------------
Account Number               Name of Fund

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Account Name

--------------------------   -------------------------------------------------
Account Number               Name of Fund
                               If additional space is needed, attach schedule showing Account Name(s) and Number(s).

INVESTMENT DEALER ACCEPTANCE AND SIGNATURE GUARANTEE

--------------------------------   -------------------------------------------
Firm Name                          Main Office Address

---------------------------------------------   --------------   -------------
City   State                         Zip

AUTHORIZED SIGNATURE

X---------------------------------------------------------------------------
  Authorized Signature of Dealer

--------------------   ------------------------------------------------   -----
Representative Number   Rep. Last Name         First Name        Middle Initial

Mail Completed Letter of Intention to:
Frontier Funds, Inc. c/o Star Bank, N.A., Location 0222,
Cincinnati, OH 45264-0222

ACCEPTED BY MUTUAL FUNDS

--------------------------------------
Escrow Shares

--------------------------------------------------------   -------------------
Authorized Signature                                       Expiration Date